UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 8568

John Hancock Bank and Thrift Opportunity Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Bank and Thrift Opportunity Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2009

John Hancock Bank and Thrift Opportunity Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

Common stocks 88.70%		$295,858,761
(Cost $323,916,267)

Asset Management & Custody Banks 8.26%		27,564,573
Bank of New York Mellon Corp.	426,946	11,672,704
Northern Trust Corp.	78,712	4,707,765
State Street Corp.	222,348	11,184,104

Diversified Banks 9.49%		31,640,916
Comerica, Inc.	248,691	5,928,793
U.S. Bancorp.	744,625	15,197,796
Wells Fargo & Co.	429,858	10,514,327

Diversified Financial Services 9.85%		32,853,617
Bank of America Corp.	1,390,067	20,559,091
JPMorgan Chase & Co.	318,099	12,294,526

Regional Banks 52.37%		174,689,938
Avenue Bank	300,000	491,028
Bank of Marin Bancorp	14,868	474,289
BB&T Corp.	325,399	7,445,129
Beverly National Corp.	97,500	2,047,500
Bridge Capital Holdings (I)	150,564	925,969
Camden National Corp.	69,218	2,323,648
Centerstate Banks Inc.	251,686	1,759,285
City Holding Co.	41,459	1,335,809
CoBiz Financial, Inc. (L)	407,772	1,839,052
Cullen/Frost Bankers, Inc.	301,389	14,475,714
CVB Financial Corp.	201,122	1,516,460
DNB Financial Corp.	78,515	588,863
Eastern Virginia Bankshares, Inc.	100,000	874,000
ECB Bancorp, Inc.	27,504	446,665
F.N.B. Corp.	999,322	7,754,739
Fifth Third Bancorp	258,381	2,454,619
First Bancorp, Inc.	146,499	2,866,985
First Horizon National Corp.	65,493	839,620
Hancock Holding Co.	232,176	9,377,589
Harleysville National Corp.	151,897	832,396
Heritage Financial Corp.	92,940	1,194,279
Heritage Oaks Bancorp (I)	99,950	634,683
Huntington Bancshares, Inc.	325,975	1,333,238
IBERIABANK Corp.	126,717	5,935,424
Independent Bank Corp.	23,467	500,551
International Bancshares Corp. (L)	166,029	2,188,262
Investors Bancorp, Inc. (I)	45,534	450,331
KeyCorp	852,048	4,924,837
Lakeland Financial Corp.	144,802	2,835,223
M&T Bank Corp. (L)	219,416	12,796,341
MB Financial, Inc.	156,100	2,146,375
Northrim Bancorp., Inc.	77,232	1,135,310
Pacific Continental Corp.	242,191	2,574,491
Pinnacle Financial Partners, Inc. (I)	185,170	2,888,652
PNC Financial Services Group, Inc.	305,689	11,206,559
Prosperity Bancshares, Inc.	19,787	663,062
Regions Financial Corp. (L)	1,005,675	4,445,083
S&T Bancorp, Inc. (L)	154,700	2,120,937
S.Y. Bancorp, Inc. (L)	28,933	711,173
SCBT Financial Corp.	78,056	2,005,259
Signature Bank (I)	365,903	10,786,820

John Hancock Bank and Thrift Opportunity Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

	Shares	Value

Regional Banks (continued)
Smithtown Bancorp, Inc.	133,069	1,538,278
South Financial Group, Inc.	1,517,444	2,443,085
Southcoast Financial Corp. (I)	64,413	334,303
SunTrust Banks, Inc.	227,039	4,427,260
SVB Financial Group (I)	338,489	11,931,737
Synovus Financial Corp.	517,302	1,815,730
TCF Financial Corp. (L)	355,338	5,024,479
Texas Capital Bancshares, Inc. (I)	130,106	2,161,061
Valley National Bancorp (L)	116,056	1,476,232
Washington Trust Bancorp, Inc.	198,110	3,597,678
Westamerica Bancorp	30,499	1,593,878
Zions Bancorp (L)	309,276	4,199,968

Thrifts & Mortgage Finance 8.73%		29,109,717
Beneficial Mutual Bancorp, Inc. (I)	7,497	66,948
Berkshire Hills Bancorp, Inc.	358,903	8,204,523
Dime Community Bancshares, Inc.	138,688	1,669,804
ESSA Bancorp, Inc.	78,292	1,054,593
Flushing Financial Corp.	136,439	1,447,618
Hingham Institution for Savings	80,000	2,708,000
LSB Corp.	65,000	701,350
Northwest Bancorp, Inc.	97,108	1,989,743
Parkvale Financial Corp.	17,600	153,120
People's United Financial, Inc.	590,723	9,599,249
WSFS Financial Corp.	56,374	1,514,769

	Shares	Value

Preferred Stocks 4.28%		$14,279,596
(Cost $10,294,163)

Diversified Banks 0.15%		514,614
Wells Fargo & Co., 8.000%	21,487	514,614

Diversified Financial Services 3.24%		10,815,774
Bank of America Corp., 8.200% (L)	192,685	4,181,264
Bank of America Corp., 8.625%	196,064	4,454,574
East West Bancorp, Inc., Series A, 8.000%	1,166	885,111
Keycorp, Series A, 7.750%	12,500	1,010,000
Regions Financial Corp., Series B, 10.000%	269	284,825

Regional Banks 0.59%		1,948,708
CBG Florida REIT Corp., 7.114% (I) (S)	2,100,000	21,000
Fifth Third Capital Trust V, 7.250%	32,598	644,462
Fifth Third Capital Trust VI, 7.250%	32,589	643,307
Fifth Third Capital Trust VII, 8.875%	6,039	139,320
Keycorp Capital VIII, 7.000%	16,174	321,863
Keycorp Capital X, 8.000%	8,557	178,756

Thrifts & Mortgage Finance 0.30%		1,000,500
Webster Capital Trust IV, 7.650%	1,725,000	1,000,500

John Hancock Bank and Thrift Opportunity Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

			Par value	Value

Convertible Preferred Stocks 1.64%				$5,459,140
(Cost $6,210,238)

Regional Banks 1.64%				5,459,140
Huntington Bancshares, Inc., 8.500%			5,267	3,829,109
South Financial Group, Inc., Series ND-V, 10.000%			793	196,466
South Financial Group, Inc., Series NDNV, 10.000%			2,638	653,565
Webster Financial Corp., 8.500%			1,000	780,000

			Par value	Value

Capital Preferred Securities 0.00%				$600
(Cost $5,735,377)

Diversified Financial Services 0.00%				600
Preferred Term Securities XXV, Ltd., 6-22-37(I)			3,000,000	300
Preferred Term Securities XXVII, Ltd., 3-22-38(I)			3,000,000	300

		Rate	Shares	Value

Short-term investments 12.77%				$42,599,948
(Cost $42,573,617)

Cash Equivalents 8.01%				26,727,864
John Hancock Collateral Investment Trust (T)(W)		0.4185% (Y)	2,669,876	26,727,864

		Maturity
	Rate	date	Par value	Value

Certificates of Deposit 0.02%				72,163
Country Bank For Savings	2.960%	08/31/10	1,785	1,785
First Bank Richmond	3.690	12/05/10	17,016	17,016
First Bank System, Inc.	2.374	04/01/11	4,585	4,585
First Federal Savings Bank of Louisiana	2.980	12/07/09	2,847	2,847
Framingham Cooperative Bank	4.500	09/10/09	3,401	3,401
Home Bank	4.150	12/04/10	16,275	16,275
Machias Savings Bank	1.980	05/24/11	1,782	1,782
Middlesex Savings Bank	3.500	08/19/10	1,818	1,818
Midstate Federal Savings and Loan	1.880	05/27/10	1,863	1,863
Milford Bank	3.400	06/04/11	1,666	1,666
Milford Federal Savings and Loan Assn.	3.150	02/28/10	1,836	1,836
Mount Mckinley Savings Bank	4.030	12/03/09	1,564	1,564
Mt. Washington Bank	3.200	10/13/09	1,965	1,965
Natick Savings Bank	1.580	08/31/09	1,832	1,832
Newburyport Bank	2.750	10/21/10	1,904	1,904
Newton Savings Bank	3.750	06/15/10	1,674	1,674
OBA Federal Savings and Loan	3.150	06/15/10	1,221	1,221
Plymouth Savings Bank	1.340	04/21/11	1,857	1,857
Randolph Savings Bank	4.000	09/13/09	1,714	1,714
Salem Five Cents Savings Bank	1.490	12/17/09	1,694	1,694
Sunshine Federal Savings and Loan Assn.	2.460	05/10/11	1,864	1,864

U.S. Government Agency 4.74%				15,799,921
Federal Home Loan Bank,
Discount Note	0.090%	08/03/09	15,800,000	15,799,921

John Hancock Bank and Thrift Opportunity Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

Total investments (Cost $388,729,662)† 107.39%	$358,198,045
Other assets and liabilities, net (7.39%)	($24,637,247)
Total net assets 100.00%	$333,560,798

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of July 31, 2009.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC (the Adviser).

(Y) The rate shown is the annualized seven-day yield as of July 31, 2009.

† At July 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $388,751,238. Net unrealized depreciation aggregated $30,553,193, of which $46,237,410 related to appreciated investment securities and $76,790,603 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation
Security Valuation Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent quotation service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, a subsidiary of Manulife Financial Corporation (MFC), is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

Fair value measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual Fund, are valued using this technique.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

5

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2009, by major security category or security type.

Investments in
Securities	Level 1	Level 2	Level 3	Totals
Financials	$311,569,827	$ 3,340,476	$687,794	$315,598,097
Short-term Investments	26,727,864	15,872,084	-	42,599,948
Totals Investments in
Securities	$338,297,691	$19,212,560	$687,794	$358,198,045

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Financials
Balance as of October 31, 2008	$8,745,400
Accrued discounts/premiums	1,826
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(2,399,432)
Net purchases (sales)	-
Transfers in and/or out of level 3	(5,660,000)
Balance as of July 31, 2009	$687,794

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other

6

reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Risk and uncertainties

Sector risk
The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. The concentration is closely tied to a single sector of the economy which may cause the Fund to underperform other sectors. Specifically, financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly.

7

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: BTO

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Bank and Thrift Opportunity Fund.

P90Q3 7/09
9/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bank and Thrift Opportunity Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 15, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: September 15, 2009